Additional Information of Expenses by Nature - Summary of Profit Sharing Bonus to Employees and Compensation to Directors (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bonus to Employees [member]
Expense by Nature [line items]
Profit sharing bonus to employees	$ 34,753.2	$ 23,165.7
Compensation to Directors [member]
Expense by Nature [line items]
Compensation to directors	$ 509.8	$ 360.4